Financial results (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial results
Interest on tuition fees paid in arrears	R$ 24,079	R$ 26,545	R$ 17,456
Financial investment yield	32,537	22,273	5,596
Foreign exchange gain	888	2,303
Other	1,178	759	1,406
Total	58,682	51,880	24,458
Interest on payables from acquisition of subsidiaries	(40,303)	(40,069)	(40,406)
Interest on lease	(33,858)	(28,246)	(16,007)
Interest on loans and financing	(264,313)	(165,881)	(8,642)
Foreign exchange loss	(1,522)	(1,834)
Other	(23,785)	(19,252)	(6,520)
Total	(363,781)	(255,282)	(71,575)
Financial results	R$ (305,099)	R$ (203,402)	R$ (47,117)